Leases - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about depreciated charge of right-of-use assets recognized in the consolidated statement of comprehensive income [abstract]
Amortization of land use rights	¥ 477	¥ 459	¥ 462
Addition of lease liabilities	¥ 16,467	¥ 16,870	¥ 13,219